Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Bombardier Inc., Class B(a)	4,459,730	$6,614,469
CAE Inc.	561,150	15,078,068

		21,692,537

Airlines — 0.1%
Air Canada(a)	111,867	4,215,278

Auto Components — 1.3%
Magna International Inc.	690,956	38,068,255

Banks — 27.1%
Bank of Montreal	1,322,155	101,750,939
Bank of Nova Scotia (The)	2,297,367	129,617,680
Canadian Imperial Bank of Commerce	900,743	78,298,353
National Bank of Canada	703,815	37,701,063
Royal Bank of Canada	2,942,688	240,887,232
Toronto-Dominion Bank (The)	3,751,226	216,304,460

		804,559,727

Capital Markets — 4.0%
Brookfield Asset Management Inc., Class A	1,814,630	104,991,015
CI Financial Corp.	574,937	9,055,285
IGM Financial Inc.	181,825	5,229,222

		119,275,522

Chemicals — 2.2%
Methanex Corp.	142,442	5,300,891
Nutrien Ltd.	1,266,501	59,785,140

		65,086,031

Construction & Engineering — 0.5%
WSP Global Inc.	216,359	13,964,583

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	310,390	13,275,555

Diversified Financial Services — 0.4%
Onex Corp.	181,254	10,794,046

Diversified Telecommunication Services — 1.0%
BCE Inc.	318,990	15,355,709
TELUS Corp.	408,450	15,421,621

		30,777,330

Electric Utilities — 2.0%
Emera Inc.	267,000	10,979,514
Fortis Inc./Canada	867,116	33,973,060
Hydro One Ltd.(b)	686,150	12,924,881

		57,877,455

Equity Real Estate Investment Trusts (REITs) — 0.6%
Canadian Apartment Properties REIT	61,543	2,568,751
H&R Real Estate Investment Trust	306,571	4,980,841
RioCan REIT	338,657	6,919,745
SmartCentres Real Estate Investment Trust	146,767	3,539,204

		18,008,541

Food & Staples Retailing — 4.2%
Alimentation Couche-Tard Inc., Class B	1,774,947	58,075,811
Empire Co. Ltd., Class A, NVS	364,932	9,772,732
George Weston Ltd.	161,100	13,103,892
Loblaw Companies Ltd.	397,832	21,445,339
Metro Inc.	502,891	22,027,629

		124,425,403

Security	Shares	Value

Food Products — 0.5%
Saputo Inc.	483,305	$14,609,219

Gas Utilities — 0.3%
AltaGas Ltd.	561,571	8,328,966

Hotels, Restaurants & Leisure — 1.3%
Restaurant Brands International Inc.	477,753	31,389,802
Stars Group Inc. (The)(a)(c)	259,905	6,228,328

		37,618,130

Insurance — 8.4%
Fairfax Financial Holdings Ltd.	57,563	26,002,918
Great-West Lifeco Inc.	580,301	14,614,017
iA Financial Corp. Inc.	224,701	11,503,608
Intact Financial Corp.	287,485	29,645,639
Manulife Financial Corp.	4,066,458	79,997,401
Power Corp. of Canada	625,327	15,178,274
Power Financial Corp.	555,007	13,571,713
Sun Life Financial Inc.	1,254,186	57,230,351

		247,743,921

IT Services — 3.5%
CGI Inc.(a)	524,948	43,501,620
Shopify Inc., Class A(a)(c)	180,185	60,427,937

		103,929,557

Media — 0.8%
Quebecor Inc., Class B	157,973	3,917,659
Shaw Communications Inc., Class B, NVS	936,552	19,355,056

		23,272,715

Metals & Mining — 7.1%
Agnico Eagle Mines Ltd.	482,259	28,654,154
Barrick Gold Corp.	3,638,776	60,762,696
First Quantum Minerals Ltd.	1,437,166	13,146,295
Franco-Nevada Corp.	382,666	37,645,749
Kinross Gold Corp.(a)	2,625,097	11,344,293
Kirkland Lake Gold Ltd.	221,737	9,313,538
Lundin Mining Corp.	1,397,186	7,563,160
Teck Resources Ltd., Class B	1,060,512	16,607,303
Wheaton Precious Metals Corp.	917,981	25,225,904

		210,263,092

Multi-Utilities — 0.7%
Algonquin Power & Utilities Corp.	419,447	5,883,153
Atco Ltd./Canada, Class I, NVS	162,962	6,182,311
Canadian Utilities Ltd., Class A, NVS	272,000	7,998,735

		20,064,199

Multiline Retail — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	130,542	15,209,998
Dollarama Inc.	647,604	23,690,629

		38,900,627

Oil, Gas & Consumable Fuels — 18.2%
Cameco Corp.	831,978	7,579,096
Canadian Natural Resources Ltd.	2,498,409	69,803,093
Cenovus Energy Inc.	2,161,748	19,107,037
Enbridge Inc.	3,928,425	148,767,007
Encana Corp.	2,917,864	11,445,188
Husky Energy Inc.	744,279	5,418,542
Imperial Oil Ltd.	603,264	15,106,012
Inter Pipeline Ltd.	792,723	13,129,988
Keyera Corp.	431,989	10,540,759
Parkland Fuel Corp.	70,054	2,490,457
Pembina Pipeline Corp.	1,034,033	36,106,494

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PrairieSky Royalty Ltd.	452,136	$4,663,477
Suncor Energy Inc.	3,316,257	103,438,756
TC Energy Corp.	1,805,796	91,360,430

		538,956,336

Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	129,265	5,622,164

Pharmaceuticals — 0.9%
Aurora Cannabis Inc.(a)(c)	780,945	1,951,995
Bausch Health Companies Inc.(a)	651,742	18,410,209
Canopy Growth Corp.(a)(c)	283,157	5,225,054
Cronos Group Inc.(a)(c)	370,637	2,519,746

		28,107,004

Professional Services — 1.0%
Thomson Reuters Corp.	422,310	29,530,700

Real Estate Management & Development — 0.2%
First Capital Realty Inc.	358,646	5,826,901

Road & Rail — 6.6%
Canadian National Railway Co.	1,367,300	124,155,884
Canadian Pacific Railway Ltd.	295,940	70,087,593

		194,243,477

Software — 2.5%
BlackBerry Ltd.(a)	1,081,810	5,970,011
Constellation Software Inc./Canada	41,450	44,313,506
Open Text Corp.	549,399	23,920,003

		74,203,520

Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.	454,887	13,356,366

Security	Shares	Value

Wireless Telecommunication Services — 1.2%
Rogers Communications Inc., Class B, NVS	744,799	$36,122,681

Total Common Stocks — 99.6% (Cost: $3,217,121,202)		2,952,719,838

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	11,842,612	11,847,349
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	1,567,000	1,567,000

		13,414,349

Total Short-Term Investments — 0.5% (Cost: $13,411,660)		13,414,349

Total Investments in Securities — 100.1% (Cost: $3,230,532,862)		2,966,134,187

Other Assets, Less Liabilities — (0.1)%		(2,611,437)

Net Assets — 100.0%		$2,963,522,750

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	52,307,444	(40,464,832)	11,842,612	$11,847,349	$562,351	(a)	$8,095	$(9,130)
BlackRock Cash Funds: Treasury, SL Agency Shares	986,000	581,000	1,567,000	1,567,000	5,026		—	—

				$13,414,349	$567,377		$8,095	$(9,130)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	66	12/19/19	$10,114	$242,045

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Canada ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,952,719,838	$—	$—	$2,952,719,838
Money Market Funds	13,414,349	—	—	13,414,349

	$2,966,134,187	$—	$—	$2,966,134,187

Derivative financial instruments(a)
Assets
Futures Contracts	$242,045	$—	$—	$242,045

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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